Impairment test	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Impairment test
17.	Impairment test

As of December 31, 2018, the Company performed its annual impairment test of the CGUs to which goodwill and indefinite-lived assets are allocated, as well as for those CGUs which presented indicators the carrying amount may not be recoverable generate by new events or change in circumstances.

The Company performed impairment tests of the carrying amount of each applicable CGUs based in the value in use approach. Value in use was estimated using the discounted cash flow method for each applicable CGU. The process of estimating the value in use involves assumptions, judgments and estimates for future cash flows which represent the Management’s best estimate approved by the Board of Directors.

As of December 31, 2018, no impairment losses were identified, except for losses of US$ 61.3 in relation to the full remaining internally developed assets of Lineage 1000 aircraft model (Segment of Executive Aviation), for which US$ 58.5 was allocated in intangible assets and US$ 2.8 as losses on property, plant and equipament, related to sales forecast review of this aircraft model.

As of December 31, 2017, losses of US$ 50.5 and US$ 8.7 were recognized in CGUs of Legacy 650 aircraft (Segment of Executive Aviation) and of Monitoring, Sensoring and Radars, respectively. Losses were allocated in intangible assets and property, plant and equipment, and in the case of Monitoring, Sensoring and Radars CGU, the loss was also allocated in the goodwill recognized.

Impairment losses identified and recognized are consequences of changes in market conditions, analysis of potential customers and changes in industry forecasts of each impaired aircraft model.

(i) Key assumptions of impairment test

Management determined the gross margin based on its expectations of market development, forecast and conditions for each CGU. The weighted average growth rates used are consistent with the forecasts included in industry reports and in the Company’s strategic business plan approved by the Board of Directors.

Estimated future cash flows were discounted using the weighted average capital cost rate (WACC), which is reconciled to an estimated discount pre-tax rate of 11.4% and 11.9% in 2018 and 2017, respectively, which reflects the return expected by the investors.

There are no other CGUs at risk of impairment losses on December 31, 2018 and 2017, except for those mentioned before.